Property and Equipment - Property and Equipment (Detail) - USD ($) $ in Thousands	Oct. 31, 2020	Feb. 01, 2020	Nov. 02, 2019	Feb. 02, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,327,289	$ 1,311,928	$ 1,300,915
Accumulated depreciation and amortization	(944,669)	(870,521)	(846,509)
Property and equipment, net	382,620	441,407	454,406
New Academy Holding Company, LLC
Property, Plant and Equipment [Line Items]
Total property and equipment		1,311,928		$ 1,259,989
Accumulated depreciation and amortization		(870,521)		(763,836)
Property and equipment, net		441,407		496,153
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	435,094	436,807	433,266
Leasehold improvements | New Academy Holding Company, LLC
Property, Plant and Equipment [Line Items]
Total property and equipment		436,807		419,885
Equipment and software
Property, Plant and Equipment [Line Items]
Total property and equipment	543,147	537,364	527,845
Equipment and software | New Academy Holding Company, LLC
Property, Plant and Equipment [Line Items]
Total property and equipment		537,364		496,089
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	317,371	316,420	314,909
Furniture and fixtures | New Academy Holding Company, LLC
Property, Plant and Equipment [Line Items]
Total property and equipment		316,420		304,784
Construction in progress
Property, Plant and Equipment [Line Items]
Total property and equipment	27,979	17,639	21,197
Construction in progress | New Academy Holding Company, LLC
Property, Plant and Equipment [Line Items]
Total property and equipment		17,639		35,533
Land
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,698	3,698	$ 3,698
Land | New Academy Holding Company, LLC
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 3,698		$ 3,698